Revenues - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Contract asset	$ 2.2	$ 2.4
Contract liabilities	40.4	24.1
Revenue recognized	3.9	5.2
Other income (expense), net	$ 1.6	$ 5.8